SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Concentration and risk
Revenues	¥ 3,288,296,344	$ 450,494,752	¥ 2,651,757,646	¥ 3,168,597,334
Accounts receivable, net	131,921,419		94,956,170		$ 18,073,160
Advances from customers	35,892,860		19,304,488		$ 4,917,302
Credit loss allowance	0
Total purchases | Suppliers risk | Supplier X
Concentration and risk
Purchases from suppliers				¥ 354,956,312
Concentration risk (as a percent)				13.00%
Total purchases | Suppliers risk | Supplier Y
Concentration and risk
Purchases from suppliers	¥ 322,251,970		¥ 286,132,811
Concentration risk (as a percent)	12.00%	12.00%	16.00%
Revenue | Customer risk | Customer A
Concentration and risk
Revenues	¥ 527,366,534		¥ 319,208,693
Concentration risk (as a percent)	16.00%	16.00%	12.00%
Accounts receivable | Customer risk | Customer B
Concentration and risk
Accounts receivable, net	¥ 78,647,993		¥ 90,892,779
Concentration risk (as a percent)	25.00%	25.00%	34.00%
Accounts receivable | Customer risk | Customer C
Concentration and risk
Accounts receivable, net	¥ 59,139,808
Concentration risk (as a percent)	19.00%	19.00%
Accounts receivable | Customer risk | Customer D
Concentration and risk
Accounts receivable, net	¥ 29,537,164		¥ 32,443,005
Concentration risk (as a percent)	10.00%	10.00%	12.00%
Advances from customers | Customer risk | Customer E
Concentration and risk
Advances from customers			¥ 2,396,333
Concentration risk (as a percent)			12.00%